Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Less: Accumulated depreciation	¥ (30,576)	$ (4,447)	¥ (13,739)
Property and equipment, net	92,874	13,508	53,023
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,920	716	2,647
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property and equipment, gross	111,274	16,184	63,326
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 7,256	$ 1,055	¥ 789